Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Rental income from operating leases	$ 8,929		$ 7,450		$ 32,995		$ 29,155		$ 29,367
Advisory services income - related party	1,131		1,001		3,789		4,204		4,584
Lease termination and other income					131		15		1,065
Total revenues	10,060		8,451		36,915		33,374		35,016
Expenses:
General and administrative	1,484		1,284		6,049		5,944		6,320
Property expense	2,213		1,727		7,770		8,314		8,206
Legal and professional	221		256		945		1,165		1,667
Real estate commissions	86		29		342		191		157
Acquisition costs			40		229		12
Depreciation and amortization	2,227		1,640		8,257		6,634		7,350
Impairment - properties							2,268		441
Impairment (recovery) - notes receivable					(1,071)		1,800
Total expenses	6,231		4,976		22,521		26,328		24,141
Operating income	3,829		3,475		14,394		7,046		10,875
Other income (expense):
Interest and other income	102		128		493		459		446
Interest and other income - related party	72		30		319		274		201
Gain on debt extinguishment							5,374
Loss from advised funds	(36)		(104)		(384)		(1,186)		(604)
Income tax benefit (expense) for taxable REIT subsidiary	(76)		(51)		(262)		(1,515)		851
Interest expense	(2,634)		(2,203)		(9,971)		(9,541)		(9,146)
Issuance costs					(914)
Debt prepayment penalties							(988)
Income (loss) from continuing operations	1,257		1,275		3,675		(77)		2,623
Income from discontinued operations, net of taxes			61		148		656		735
Gain on sale of real estate acquired for resale, net of taxes					417		5,726		1,897
Income from discontinued operations					565		6,382		2,632
Net income	1,257		1,336		4,240		6,305		5,255
Net loss attributable to non-controlling interest							(173)		(121)
Net income attributable to AmREIT stockholders					4,240		6,132		5,134
Distributions paid to Class C and D stockholders									(18,528)
Net income (loss) available to stockholders					$ 4,240		$ 6,132		$ (13,394)
Net income (loss) per share of common stock - basic and diluted
Income (loss) before discontinued operations	$ 0.11	[1]	$ 0.11	[1]	$ 0.31	[1]	$ (0.04)	[1]	$ (4.74)	[1]
Income from discontinued operations					$ 0.05	[1]	$ 0.56	[1]	$ 0.77	[1]
Net income (loss)	$ 0.11	[1]	$ 0.11	[1]	$ 0.36	[1]	$ 0.52	[1]	$ (3.97)	[1]
Weighted average shares of common stock used to compute net income per share, basic and diluted	11,374	[1]	11,365	[1]	11,384	[1]	11,336	[1]	3,412	[1]
Dividends per share of common stock	$ 0.20	[1]	$ 0.20	[1]	$ 0.80	[1]	$ 0.90	[1]	$ 1.00	[1]

[1]	Amounts have been recast to reflect the one-for-two reverse stock split of our Class A common stock as contemplated within the accompanying prospectus.